REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
REIMBURSEMENT RIGHTS AND OBLIGATIONS
CCC	R$ 6,153,575		R$ 7,050,686
CCC Provision - PECLD	(340,063)		(1,462,555)
Reibursement of fixed assets in progress - AIC (c)	582,722
Total right of reimbursement	6,396,234	R$ 6,270,571	5,588,131
Angra Deviation 2 (d)	(22,259)		(267,111)
PROINFA	836,744		1,373,656
Total repayment obligation	R$ 859,003		R$ 1,640,767